Label	Element	Value
C000137696 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.60%	[1]
C000137696 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	44.70%	[1]
C000137696 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.80%	[1]
C000137696 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.10%	[1]
C000001497 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.90%	[2]
C000001497 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	47.30%	[2]
C000001497 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%	[2]
C000001497 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	25.30%	[2]
C000137697 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.90%	[3]
C000137697 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	47.30%	[3]
C000137697 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%	[3]
C000137697 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	25.30%	[3]
C000137694 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.90%	[4]
C000137694 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	59.20%	[4]
C000137694 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.80%	[4]
C000137694 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.40%	[4]
C000137695 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.70%	[5]
C000137695 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	27.30%	[5]
C000137695 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.50%	[5]
C000137695 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	24.70%	[5]
C000137698 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.10%	[6]
C000137698 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	46.60%	[6]
C000137698 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.10%	[6]
C000137698 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.00%	[6]
C000001489 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.70%	[7]
C000001489 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	27.30%	[7]
C000001489 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.50%	[7]
C000001489 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	24.70%	[7]
C000001474 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.90%	[8]
C000001474 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	61.70%	[8]
C000001474 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.10%	[8]
C000001474 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.70%	[8]
C000001501 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.10%	[9]
C000001501 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	46.60%	[9]
C000001501 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.10%	[9]
C000001501 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.00%	[9]
C000001490 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.60%	[10]
C000001490 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	44.70%	[10]
C000001490 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.80%	[10]
C000001490 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.10%	[10]
C000001498 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.10%	[11]
C000001498 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	46.60%	[11]
C000001498 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.10%	[11]
C000001498 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.00%	[11]
C000001481 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.90%	[12]
C000001481 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	59.20%	[12]
C000001481 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.80%	[12]
C000001481 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.40%	[12]
C000001477 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.90%	[13]
C000001477 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	61.70%	[13]
C000001477 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.10%	[13]
C000001477 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.70%	[13]
C000001494 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.90%	[14]
C000001494 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	47.30%	[14]
C000001494 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%	[14]
C000001494 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	25.30%	[14]
C000137693 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.90%	[15]
C000137693 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	61.70%	[15]
C000137693 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.10%	[15]
C000137693 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.70%	[15]
C000001493 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.60%	[16]
C000001493 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	44.70%	[16]
C000001493 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.80%	[16]
C000001493 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.10%	[16]
C000001486 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.70%	[17]
C000001486 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	27.30%	[17]
C000001486 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.50%	[17]
C000001486 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	24.70%	[17]
C000001478 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.90%	[18]
C000001478 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	59.20%	[18]
C000001478 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.80%	[18]
C000001478 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.40%	[18]

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[9]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[10]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[11]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[12]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[13]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[14]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[15]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[16]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[17]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[18]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.